Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
	2011	2010	2009
Raw materials	$54,853,095	$79,037,913	$57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
	$207,308,380	$213,404,499	$193,705,195